Business Combinations (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Consideration
Consideration issued		$ 12,500,000
Identified assets and liabilities
Cash		42,711
Accounts and other receivables		480,302
Note receivable		174,967
Prepaid expenses		84,945
Long-term assets		348,367
Property and equipment		106,600
Accounts payable		(180,231)
Accrued Expenses		(105,877)
Merchant portfolios		2,190,000
Tradename		2,500,000
Total identified assets and liabilities		5,641,784
Excess purchase price allocated to goodwill		6,858,216
GACP [Member]
Consideration
Consideration issued	$ 12,500,000	12,500,000
Identified assets and liabilities
Cash	42,711	42,711
Accounts and other receivables	480,302	480,302
Note receivable	174,967	174,967
Prepaid expenses	84,945	84,945
Long-term assets	348,367	348,367
Property and equipment	106,600	106,600
Accounts payable	(180,231)	(180,231)
Accrued Expenses	(105,877)	(105,877)
Merchant portfolios	2,190,000	2,190,000
Tradename	2,500,000	2,500,000
Total identified assets and liabilities	5,641,784	5,641,784
Excess purchase price allocated to goodwill	$ 6,858,216	$ 6,858,216